Interest Expense (Tables)	12 Months Ended
Mar. 31, 2025
Interest Expense [Abstract]
Schedule of Interest Expense
	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Interest expense on trade and export financing	168,004	187,781	479,906
Interest expense on revolving loans	13,883	211,445	98,754
Interest on lease liabilities (Note 13)	27,774	22,487	16,761
	209,661	421,713	595,421
Interest expenses is recognized in profit or loss as follows:
Cost of sales	22,219	17,990	13,408
Interest expenses	187,442	403,723	582,013
	209,661	421,713	595,421